SUPPLEMENTAL CASH FLOW INFORMATION	6 Months Ended
Jun. 30, 2018
Cash Flow Statement [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION
 SUPPLEMENTAL CASH FLOW INFORMATION

	Six Months Ended
(US$ MILLIONS)	June 30, 2018	June 30, 2017
Interest paid	$94	$41
Income taxes paid	$30	$20

Amounts paid and received for interest were reflected as operating cash flows in the unaudited interim condensed consolidated statements of cash flow.
Details of "Changes in non-cash working capital, net" on the unaudited interim condensed consolidated statements of cash flow are as follows:

	Six Months Ended
(US$ MILLIONS)	June 30, 2018	June 30, 2017
Accounts receivable	$(324)	$10
Inventory	(73)	(32)
Prepayments and other	(79)	22
Accounts payable and other	(38)	(370)
Changes in non-cash working capital, net	$(514)	$(370)